Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 10:- ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31
	2021	2020

Professional services	73	118
Tax accruals	6	12
Agent Fees	11	202
Other	22	59

	$112	$391